Notes to the Consolidated Financial Statements	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Notes to the Consolidated Financial Statements
Algonquin Power & Utilities Corp. (“APUC” or the “Company”) is an incorporated entity under the Canada Business Corporations Act. APUC's operations are organized across two primary North American business units consisting of the Liberty Power Group and the Liberty Utilities Group. The Liberty Power Group ("Liberty Power Group") owns and operates a diversified portfolio of non-regulated renewable and thermal electric generation utility assets; the Liberty Utilities Group ("Liberty Utilities Group") owns and operates a portfolio of regulated electric, natural gas, water distribution and wastewater collection utility systems and transmission operations. APUC also owns a 25% equity interest in Atlantica Yield plc ("Atlantica") (NYSE: AY), a company that acquires, owns and manages a diversified international portfolio of contracted renewable energy, power generation, electric transmission and water assets.